INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Allowance for credit losses	$ 2,232	$ 2,180
Unrealized losses on securities available for sale		384
Benefit plans	117	154
Accrued compensation	258	241
Other	87	253
Total deferred tax assets	2,694	3,212
Deferred tax liabilities
Postretirement benefits	(1,001)	(1,010)
Unrealized gains on securities available for sale	(26)
Depreciation	(330)	(330)
Goodwill	(407)	(407)
Funded status of pension plan	(196)	(109)
Other	(152)	(309)
Total deferred tax liabilities	(2,112)	(2,165)
Net deferred tax asset	$ 582	$ 1,047